Condensed Consolidated Statement of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Sale of software licenses without professional services	$ 8,660	$ 21,739	$ 188,894	$ 137,068
Sale of software licenses with professional services	0	19,992	929,741	542,801
Software as a service	34,790	29,041	108,102	143,428
Software maintenance services	223,464	177,451	790,007	633,302
Consulting services	87,957	112,105	718,206	269,153
Total revenues	354,871	360,328	2,734,950	1,725,752
Cost of revenues:
Sale of software licenses without professional services	6,369	17,205	45,477	17,001
Sale of software licenses with professional services	114,936	153,626	469,252	454,330
Software as a service	6,909	6,530	28,232	26,375
Software maintenance services	27,950	24,880	119,727	105,035
Consulting services	23,320	101,706	318,831	222,185
Total cost of revenues	179,484	303,947	981,519	824,926
Gross profit	175,387	56,381	1,753,431	900,826
Operating expenses:
General and administrative	568,148	820,220	2,196,068	1,388,315
Sales and marketing	227,783	321,895	1,200,019	737,680
Depreciation	5,344	6,790	28,420	40,437
Total operating expenses	801,275	1,148,905	3,424,507	2,166,432
Loss from operations	(625,888)	(1,092,524)	(1,671,076)	(1,265,606)
Other income (expenses)
Derative gain (loss)	15,470	0	(15,470)	0
Interest expense, net	(61,379)	(55,349)	(298,947)	(174,456)
Total other expenses	(45,909)	(55,349)	(314,417)	(174,456)
Net loss	$ (671,797)	$ (1,147,873)	$ (1,985,493)	$ (1,440,062)
Weighted average number of common shares outstanding - basic (in shares)			32,866,979	22,757,100
Net loss per share - basic and diluted (in dollars per share)	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.06)
Weighted average number of common shares outstanding - basic and diluted (in shares)	39,620,613	30,588,213